Goodwill and Other Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Changes in Goodwill Balance

Changes in our goodwill balance for the years ended December 31, 2011 and 2012 and the nine months ended September 30, 2013 are summarized in the table below (in thousands).

Balance at December 31, 2010	$113,826
Acquired in business combinations	30,508
Foreign currency translation adjustment	(1,417)

Balance at December 31, 2011	142,917
Acquired in business combinations	8,727
Foreign currency translation adjustment	1,111

Balance at December 31, 2012	152,755
Acquired in business combinations (unaudited)	15,342
Foreign currency translation adjustment (unaudited)	529

Balance at September 30, 2013 (unaudited)	$168,626

Schedule of Intangible Assets

Intangible assets consisted of the following as of December 31, 2011 and 2012 and September 30, 2013 (in thousands):

	Estimated Useful Life (Months)	December 31, 2011
		Gross	Accumulated Amortization	Impairment	Net
Customer relationships	180	$17,987	$(1,675)	$—	$16,312
Marketing-related	48-180	63,520	(6,624)	—	56,896
Contract-based	33-60	18,357	(4,485)	—	13,872
Technology-based	12	4,199	(2,051)	—	2,148

Total intangible assets		$104,063	$(14,835)	$—	$89,228

	Weighted- average amortization period	Estimated Useful Life (Months)	December 31, 2012
			Gross	Accumulated Amortization	Impairment	Net
Customer relationships	180	180	$18,654	$(2,827)	$(2,498)	$13,329
Marketing-related	173	48-180	68,142	(12,049)	(2,058)	54,035
Contract-based	60	33-60	18,529	(8,260)	(368)	9,901
Technology-based	12	12	5,767	(5,047)	—	720

Total intangible assets			$111,092	$(28,183)	$(4,924)	$77,985

	Weighted- average amortization period	Estimated Useful Life (Months)	September 30, 2013
			(unaudited)
			Gross	Accumulated Amortization	Impairment	Net
Customer relationships	180	180	$16,131	$(3,083)	$—	$13,048
Marketing-related	167	48-180	73,611	(15,479)	—	58,132
Contract-based	58	12-60	18,077	(10,453)	—	7,624
Technology-based	12	12	6,350	(5,824)	—	526

Total intangible assets			$114,169	$(34,839)	$—	$79,330

Estimated Amortization of Intangible Assets

Estimated amortization of intangible assets for the five years subsequent to December 31, 2012 and thereafter is as follows (in thousands):

2013	$10,524
2014	9,072
2015	8,265
2016	5,300
2017	5,264
Thereafter	39,560

$77,985